Condensed Parent Company Statement of Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Condensed Statement of Income Captions [Line Items]
Acquisition termination fee										$ 287,500	$ 287,500
Income (loss) before income taxes	$ (22,071)	$ 3,324	$ 239,478	$ (28,578)	$ 42,663	$ (14,243)	$ (9,305)	$ (56,061)	$ 54,813	214,224	192,153	$ (36,946)	$ (27,384)
INCOME TAX PROVISION (BENEFIT)	(12,126)	(2,063)	74,517	(35,693)	(5,183)	22,628	9,360	9,163	(78,117)	36,761	24,635	35,968	29,822
Net income (loss)	$ (9,945)	$ 5,387	$ 164,961	$ 7,115	$ 47,846	$ (36,871)	$ (18,665)	$ (65,224)	132,930	177,463	167,518	(72,914)	(57,206)
Other comprehensive income (loss) Changes in retirement benefit obligations, net of income tax									(8,207)	101,762	83,663	(155,362)	122,963
Changes in interest rate swap derivative, net of income tax													542
Comprehensive income (loss)									$ 124,723	$ 279,225	251,181	(228,276)	66,299
US Foods.Inc. [Member]
Condensed Statement of Income Captions [Line Items]
Acquisition termination fee											300,000
Interest income											241
Income (loss) before income taxes											300,241
INCOME TAX PROVISION (BENEFIT)											34,340
Income before equity in net loss of subsidiary											265,901
Equity in net loss of subsidiary											(98,383)	(72,914)	(57,206)
Net income (loss)											167,518	(72,914)	(57,206)
Other comprehensive income (loss) Changes in retirement benefit obligations, net of income tax											83,663	(155,362)	122,963
Changes in interest rate swap derivative, net of income tax													542
Comprehensive income (loss)											$ 251,181	$ (228,276)	$ 66,299